PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
PROPERTY AND EQUIPMENT

3.     PROPERTY AND EQUIPMENT

Property and equipment consist of the following at December 31:

	2011	2010
Lab and office equipment	$465,778	$467,492
Computer software	141,277	141,277
Leasehold improvements	940,103	940,103
	1,547,158	1,548,872
Less: accumulated depreciation and amortization	(686,226)	(467,713)
	$860,932	$1,081,159

The Company recorded depreciation and amortization expense of $219,552 and $220,201 for the years ended December 31, 2011 and 2010, respectively.